Other revenues (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
		Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jul. 01, 2022
Variable Interest Entity [Line Items]
Leasing revenues (a)		$ 4	$ 7	$ 7	$ 9	$ 14
Other (b)		1	3	0	0	6
Sonadrill
Variable Interest Entity [Line Items]
Equity method investment, ownership increase							$ 25
Other revenues
Variable Interest Entity [Line Items]
Total other revenues	[1]	$ 5	$ 10	$ 7	$ 9	$ 20

[1]	Includes revenue received from related parties of $72 million, $146 million, $57 million, $74 million and $19 million for the three and six months ended June 30, 2023, the three months ended June 30, 2022, the period from February 23, 2022 through June 30, 2022 and period from January 1, 2022 through February 22, 2022 respectively, and costs paid to related parties of $3 million for the period from January 1, 2022 through February 22, 2022. Refer to Note 24 - Related party transactions for further details.